Related party transactions (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of related party [text block] [Abstract]
Schedule of related party transaction
	Executive Management			Board of Directors			Total
	2021	2020	2019	2021	2020	2019	2021	2020	2019
Short term benefits	781,204	407,147	717,905	165,245	163,476	170,755	946,449	570,623	888,660
Post-employee benefits years	29,467	26,870	42,560	—	—	—	29,467	26,870	42,560
Share Bonuses	902,817	—	—	—	—	—	902,817	—	—
Share-based payment charge	192,362	204,840	109,912	48,046	57,148	49,323	240,408	261,988	159,235
Total	1,905,850	638,857	870,377	213,291	220,624	220,078	2,119,141	859,481	1,090,455